SHARE OPTIONS AND WARRANTS RESERVE	12 Months Ended
Dec. 31, 2023
Disclosure Of Share Options And Warrants Reserve [Abstract]
SHARE OPTIONS AND WARRANTS RESERVE	SHARE OPTION AND WARRANTS RESERVE
As at December 31, 2023, there was a total of 5,852,864 warrants and options outstanding including 1,796,094 warrants and options issued under the 2020 Stock Incentive plan and 4,056,770 under the Founders' Awards granted in 2021 (see Note 14). As at December 31, 2022, there was a total of 5,562,984 warrants and options outstanding including 1,506,214 warrants and options issued under the 2020 Stock Incentive plan and 4,056,770 under the Founders' Awards granted in 2021 (see Note 14). As at December 31, 2021, there was a total of 7,021,514 warrants and options outstanding including 250,000 warrants and 605,000 options issued under the 2020 Stock Incentive plan and 4,056,770 under the Founders’ Awards granted in 2021. The remaining balance relates to warrants granted to executives, including officers, in prior years. (see Note 14).

Changes in the share option and warrants reserve are as follows:

	OPTIONS AND WARRANTS	USD thousand
As of January 1, 2023	5,562,984	4,411
Share options expense	—	2,667
Share options granted	359,666	509
Share options and warrants exercised (Note 12)	(39,786)	(95)
Share options forfeited	(26,042)	(52)
Share options expired	(3,958)	(26)
As of December 31, 2023	5,852,864	7,414

As of January 1, 2022	7,021,514	2,442
Share options expense	—	2,050
Share options granted	875,544	1,082
Share warrants exercised	(2,114,744)	(151)
Share warrants repurchased	(200,000)	(1,012)
Share options forfeited	(19,330)	—
As of December 31, 2022	5,562,984	4,411

As at January 1, 2021	2,854,744	296
Share options and warrants expense	—	640
Share warrants granted	4,186,770	645
Modification of share warrants	—	869
Share options forfeited	(20,000)	(8)
As at December 31, 2021	7,021,514	2,442